UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    08/31/2013

Date of reporting period:  11/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SFG Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2012
Shares		Value

	ALTERNATIVE INVESTMENT FUNDS - 25.0%
84,039	SFG Limited Feeder Fund	$ 6,292,462
	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost - $7,021,212)

	EXCHANGE TRADED FUNDS - 4.4%
62,300	Credit Suisse Merger Arbitrage 2x Levered ETN Intraday Indicative Value Index	1,116,634
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,193,860)

	MUTUAL FUNDS - 9.6%
	ASSET ALLOCATION FUNDS - 4.9%
59,877	Invesco Convertible Securities Fund	1,234,663

	EQUITY FUNDS - 4.7%
119,220	Driehaus Select Credit Fund	1,182,663

	TOTAL MUTUAL FUNDS (Cost - $2,339,377)	2,417,326

	SHORT-TERM INVESTMENTS - 61.0%
	MONEY MARKET FUNDS - 61.0%
15,392,119	BlackRock Liquidity Funds T-Fund, 0.01%* (Cost $15,392,119)	15,392,119

	TOTAL INVESTMENTS - 100.0% (Cost - $25,946,568) (a)	$ 25,218,541
	OTHER ASSETS LESS LIABILITIES - 0.0%	(2,158)
	NET ASSETS - 100.0%	$ 25,216,383

*	Money market fund; interest rate reflects effective yield on November 30, 2012.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,388,067
	same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ (356,720)
	Unrealized depreciation	(812,806)
	Net unrealized depreciation	$ (1,169,526)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

1/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

1/29/2013

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

1/29/2013